Accounts Receivable, Net - Schedule of Accounts Receivable , Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	¥ 46,347		¥ 16,773
Less: allowance for credit losses	(454)		(97)	¥ (59)
Accounts receivable, net	45,893	$ 6,406	16,676
Pop toys business [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	29,909
Enterprise services [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	16,121		16,661
Others [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	¥ 317		¥ 112